Long-Term Debt-Affiliates - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2020
Long-term Debt					$ 99,353
Gain (loss) on extinguishment of debt	$ (1,862)	$ (1,862)	$ (2,095)
Affiliated Entity [Member]
Long-term Debt				$ 56,642
Interest expense on the affiliate debt			3,892	3,189
Avista Merger Agreement [Member]
Outstanding principal amount			$ 45,746
Debt conversion, converted shares			6,502,679
Cash payment to creditors			$ 35,641
Gain (loss) on extinguishment of debt			(2,095)
Write off of unamortized debt discount			5,078
Difference between the FV of CS and the debt principal			$ 2,983
Maximum
Interest rate			15.00%
Minimum
Interest rate			1.60%
2018 Loans [Member]
Long-term Debt, Gross			$ 15,000
Affiliate Debt Principal [Member] | Avista Health care Public Acquisition Corp [Member]
Cash payment to creditors			22,000
Affiliate Debt Interest [Member] | Avista Health care Public Acquisition Corp [Member]
Cash payment to creditors			13,641
2016 Loans [Member]
Long-term Debt, Gross			$ 17,000
Extinguishment of debt unamorized discount amortized to interest expense				$ 4,577
Common Class A [Member] | Avista Merger Agreement [Member]
Common stock per share			$ 6.58